Notes Receivable	12 Months Ended
Sep. 30, 2013
Notes Receivable
Notes Receivable

NOTE 4 – NOTES RECEIVABLE

In June and August of 2010 the Company received two convertible notes receivable, totaling $62,000, from Tivus Inc., a public company, to formalize the amount due to the Company for work completed on Tivus’s website. In August 2011, November 2011, and June 2012 the Company converted $37,000 of the notes to common stock of Tivus and sold the stock at a loss of $16,568 on these transactions, of which $5,703 was recorded as of September 30, 2012. The remaining $25,000 was deemed uncollectible and could not be converted to common stock of Tivus. The Company recorded a charge to bad debt expense for $25,000 on September 30, 2012.